Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Beginning Balance		$ 674,000	$ 699,000	$ 709,000	$ 709,000	$ 90	$ 699,000	$ 709,000		$ 90
Additions					20,000			20,000		679,000
Depreciation		(17,000)		$ (15,000)	(30,000)	$ (30,000)		(55,000)		(60,000)
Less depreciation and amortization								(55,000)		(60,000)
Ending Balance		657,000			699,000			674,000	$ 699,000	709,000
Total		$ 657,000			699,000			$ 674,000	699,000	$ 709,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Property, Plant and Equipment [Line Items]
Beginning Balance	$ 123,366		182,170				182,170
Depreciation	(14,000)		$ (34,000)				(117,000)		(177,000)
Ending Balance	151,980				182,170		123,366		182,170
Property plant and equipment gross	2,253,485				2,152,906		2,210,813		2,152,906
Less accumulated depreciation and amortization	(2,101,505)				(1,970,736)		(2,087,447)		(1,970,736)
Total	151,980				182,170		123,366		182,170
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	170,607				170,607		170,607		170,607
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	544,629				544,628		544,629		544,628
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Machinery and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	1,465,855				1,365,277		1,423,183		1,365,277
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 72,394				$ 72,394		$ 72,394		$ 72,394